Stock-Based Compensation, Stock-Based Compensation Plans (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 03, 2016	Feb. 23, 2016	Feb. 22, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of L-3 Holdings common stock available to be awarded (in shares)					4,260	3,690
Share-based Compensation Arrangement by Share-based Payment Award [Abstract]
Stock based compensation	$ 57	$ 49	$ 49
Income taxes	(12)	(18)	(18)
Total after income taxes	45	31	31
Less: Stock-based compensation recorded in discontinued operations, net of income taxes	1	1	1
Stock-based compensation recorded in continuing operations, net of income taxes	44	30	30
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Abstract]
Stock based compensation	7	10	9
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Abstract]
Stock based compensation	43	35	38
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Abstract]
Stock based compensation	$ 7	$ 4	$ 2
2008 Long Term Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of additional shares authorized for issuance under the amendment (in shares)				6,800
Number of shares authorized for issuance under the amendment (in shares)				26,000
Maximum number of shares of L-3 Holdings common stock may be issued pursuant to "full value" awards under the amendment (in shares)	7,900